UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment: |_|; Amendment Number:
This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RBO & CO, LLC
Address: P.O. BOX 306
         ST. HELENA, CA 94574

Form 13F File Number: 28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patrick T. Brennan
Title: Chief Compliance Officer
Phone: (707) 963 1231

Signature, Place, and Date of Signing:

/s/ Patrick T. Brennan              St. Helena, CA
-----------------------        --------------------------        ---------------
     [Signature]                     [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            NONE
                                          -----------

Form 13F Information Table Entry Total:      62
                                          -----------

Form 13F Information Table Value Total:    156,800
                                          -----------
                                          (thousands)

List of Other Included Managers:

NONE

AS OF 12/31/09

                                                                                        12/31/09
NAME OF ISSUER           SYMBOL     CLASS      CUSIP      MARKET VALUE   TOTAL SHARES     PRICE   DISCRETION  VOTING AUTH
-----------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS              ABT        com       00282410        $4,820        89,284.00     $53.99     sole        none
BANK OF AMERICA          BAC        com       06050510        $1,078        71,566.00     $15.06     sole        none
BANK OF AMER CRP         BAC E      com       06050581        $1,891       105,904.00     $17.86     sole        none
FRANKLIN RES INC         BEN        com       35461310        $2,215        21,029.00    $105.35     sole        none
BROWN-FORMAN -B          BF/B       com       11563720        $4,421        82,532.00     $53.57     sole        none
SOTHEBY'S                BID        com       83589810        $1,598        71,067.00     $22.48     sole        none
BANK NY MELLON           BK         com       06405810          $560        20,018.00     $27.97     sole        none
BP PLC-ADR               BP         com       05562210          $504         8,692.00     $57.97     sole        none
BRE PROPERTIES           BRE        com       05564E10        $1,188        35,921.00     $33.08     sole        none
BERKSHIRE HATH-B         BRK/B      com       08467070          $591             9000     $65.72     sole        none
CATERPILLAR INC          CAT        com       14912310        $1,753        30,767.00     $56.99     sole        none
CBS CORP-B               CBS        com       12485720        $2,060       146,588.00     $14.05     sole        none
COMPASS DIVERSIF         CODI       com       20451Q10          $959        75,138.00     $12.76     sole        none
CHEVRON CORP             CVX        com       16676410        $2,690        34,943.00     $76.99     sole        none
DOMINION RES/VA          D          com       25746U10        $1,945        49,978.00     $38.92     sole        none
DEERE & CO               DE         com       24419910          $501         9,266.00     $54.09     sole        none
WALT DISNEY CO           DIS        com       25468710        $3,991       123,761.00     $32.25     sole        none
CONS EDISON INC          ED         com       20911510          $244         5,360.00     $45.43     sole        none
EQUIFAX INC              EFX        com       29442910          $986        31,915.00     $30.89     sole        none
EQUITY ONE INC           EQY        com       29475210        $1,981       122,494.00     $16.17     sole        none
ENTERCOM COMM-A          ETM        com       29363910           $86        12,140.00      $7.07     sole        none
FIRSTENERGY CORP         FE         com       33793210        $1,389        29,906.00     $46.45     sole        none
FIRST LITCH FIN          FLFL       com       32072410          $583        40,094.00     $14.55     sole        none
FPL GROUP INC            FPL        com       30257110          $823        15,576.00     $52.82     sole        none
GENERAL ELECTRIC         GE         com       36960410        $3,335       220,409.00     $15.13     sole        none
GRACO INC                GGG        com       38410910        $1,044        36,535.00     $28.57     sole        none
GOVERNMENT PROPE         GOV        com       38376A10        $2,082        90,580.00     $22.98     sole        none
HJ HEINZ CO              HNZ        com       42307410          $415         9,700.00     $42.76     sole        none
IBM                      IBM        com       45920010        $2,280        17,415.00    $130.90     sole        none
JOHNSON&JOHNSON          JNJ        com       47816010       $16,644       258,412.00     $64.41     sole        none
JPMORGAN CHASE           JPM        com       46625H10        $2,564        61,520.00     $41.67     sole        none
KRAFT FOODS INC          KFT        com       50075N10        $3,449       126,909.00     $27.18     sole        none
KIMBERLY-CLARK           KMB        com       49436810        $1,090        17,114.00     $63.71     sole        none
KINDER MORGAN EN         KMP        com       49455010          $831        13,620.00     $60.98     sole        none
COCA-COLA CO             KO         com       19121610        $3,632        63,726.00     $57.00     sole        none
LABORATORY CP            LH         com       50540R40        $1,765        23,579.00     $74.84     sole        none
LOCKHEED MARTIN          LMT        com       53983010        $3,769        50,020.00     $75.35     sole        none
LOWE'S COS INC           LOW        com       54866110          $521        22,254.00     $23.39     sole        none
MASCO CORP               MAS        com       57459910        $2,581       186,924.00     $13.81     sole        none
MCDONALDS CORP           MCD        com       58013510        $2,123        34,000.00     $62.44     sole        none
3M CO                    MMM        com       88579Y10        $1,549        18,733.00     $82.67     sole        none
ALTRIA GROUP INC         MO         com       02209S10        $4,917       250,488.00     $19.63     sole        none
OXFORD INDS INC          OXM        com       69149730        $6,549       316,690.00     $20.68     sole        none
PAYCHEX INC              PAYX       com       70432610          $218         7,100.00     $30.64     sole        none
PEPSICO INC              PEP        com       71344810        $6,983       114,853.00     $60.80     sole        none
PFIZER INC               PFE        com       71708110        $2,166       119,052.00     $18.19     sole        none
PROCTER & GAMBLE         PG         com       74271810          $894        14,738.00     $60.63     sole        none
PROGRESS ENERGY          PGN        com       74326310        $2,524        61,545.00     $41.01     sole        none
PHILIP MORRIS            PM         com       71817210        $9,895       205,337.00     $48.19     sole        none
SCANA CORP               SCG        com       80589M10        $2,899        76,935.00     $37.68     sole        none
SCRIPPS NET-CL A         SNI        com       81106510        $1,000        24,097.00     $41.50     sole        none
STAPLES INC              SPLS       com       85503010          $784        31,884.00     $24.59     sole        none
CONSTELLATION-A          STZ        com       21036P10        $2,957       185,605.00     $15.93     sole        none
AT&T INC                 T          com       00206R10        $1,424        50,812.00     $28.03     sole        none
THOR INDUSTRIES          THO        com       88516010          $532        16,948.00     $31.40     sole        none
T ROWE PRICE GRP         TROW       com       74144T10        $1,664        31,251.00     $53.25     sole        none
TRAVELERS COS IN         TRV        com       89417E10        $2,447        49,075.00     $49.86     sole        none
VERIZON COMMUNIC         VZ         com       92343V10        $3,021        91,174.00     $33.13     sole        none
WESTAMERICA BANC         WABC       com       95709010        $9,310       168,149.00     $55.37     sole        none
WINDSTREAM CORP          WIN        com       97381W10          $861        78,375.00     $10.99     sole        none
WEINGARTEN RLTY          WRI        com       94874110          $403        20,371.00     $19.79     sole        none
EXXON MOBIL CORP         XOM        com       30231G10        $6,822       100,039.00     $68.19     sole        none
                                                             156,800